Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Cash Flow Statement [Line Items]
Profit for the period	£ 705.5	£ 1,278.6	£ 633.7	[1]	£ 1,912.3	[1]
Taxation	141.0		145.5		197.0
Revaluation of financial instruments	(81.1)		(83.9)	[1]	(262.2)	[1]
Finance costs	134.2		133.5		269.8
Finance income	(48.3)		(44.9)		(95.2)
Share of results of associates	(9.4)		(59.5)		(113.5)
Non-cash share-based incentive plans (including share options)	41.6		50.6		105.0
Depreciation of property, plant and equipment	109.2		115.6		230.7
Goodwill impairment					27.1
Amortisation and impairment of acquired intangible assets	84.0		97.8		195.1
Amortisation of other intangible assets	18.3		18.3		36.3
Investment write-downs	1.5				95.9
Gains on disposal of investments and subsidiaries	(189.9)		(5.9)		(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.1)		0.2		0.3
(Gains)/losses on sale of property, plant and equipment	(0.3)		0.1		1.1
Movements in trade working capital	(192.0)		(257.8)		(261.2)
Movements in other receivables, payables and provisions1	(363.5)		(365.7)		(270.6)
Corporation and overseas tax paid	(251.3)		(254.2)		(424.7)
Interest and similar charges paid	(89.8)		(96.6)		(246.6)
Interest received	39.6		35.2		76.9
Investment income	10.3		5.4		16.8
Dividends received from associates	13.4		18.2		46.8
Net cash inflow from operating activities	72.9		85.6		1,408.1
Acquisitions and disposals:
Initial cash consideration	(18.9)		(108.6)		(214.8)
Cash and cash equivalents acquired (net)	(4.1)		15.7		28.9
Earnout payments	(38.0)		(61.7)		(199.1)
Purchase of other investments (including associates)	(34.0)		(52.6)		(92.5)
Proceeds on disposal of investments and subsidiaries	469.0		5.8		296.0
Acquisitions and disposals	374.0		(201.4)		(181.5)
Cash consideration for non-controlling interests	(79.8)		(39.3)		(47.3)
Net acquisition payments and disposal proceeds	294.2		(240.7)		(228.8)
Share repurchases and buy-backs:
Purchase of own shares by ESOP Trusts	(96.5)		(145.3)		(214.6)
Shares purchased into treasury	(104.3)	(144.7)	(144.9)		(289.6)
Net cash outflow	(200.8)		(290.2)		(504.2)
Net increase/(decrease) in borrowings:
(Decrease)/increase in drawings on bank loans	(349.0)		1,080.8		785.6
Net cash inflow/(outflow)	67.0		894.8		599.6
Cash and cash equivalents:
Cash at bank and in hand	2,111.3	2,049.6	2,524.9		2,049.6
Short-term bank deposits	109.7	341.8	331.1		341.8
Overdrafts	(299.4)	(393.2)	(644.5)		(393.2)
Cash and cash equivalents	1,921.6	£ 1,998.2	2,211.5		1,998.2		£ 1,902.6
Proceeds from issue of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issue of bonds	218.8		214.0		214.0
Proceeds from issue of EURO 500 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issue of bonds	438.0
Partial repayment of USD 300 million bonds [member]
Net increase/(decrease) in borrowings:
Partial repayment of bonds	(20.8)
Repayment of EURO 252 million bonds [member]
Net increase/(decrease) in borrowings:
Partial repayment of bonds	£ (220.0)
Repayment of GBP 400 million bonds [member]
Net increase/(decrease) in borrowings:
Partial repayment of bonds			£ (400.0)		£ (400.0)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.